UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2017

LEGG MASON

INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

LVHI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and other international currencies.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason International Low Volatility High Dividend ETF for the six-month reporting period ended April 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

II	Legg Mason International Low Volatility High Dividend ETF

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended April 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.2%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on April 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In April 2017, 22.6% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Turning to the global economy, in its April 2017 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “Global economic activity is picking up with a long-awaited cyclical recovery in investment, manufacturing, and trade….Stronger activity and expectations of more robust global demand, coupled with agreed restrictions on oil supply, have helped commodity prices recover from their troughs in early 2016….If confidence and market sentiment remain strong, short-term growth could indeed surprise on the upside. But these positive developments should not distract from binding structural impediments to a stronger recovery and a balance of risks that remains tilted to the downside, especially over the medium term.” From a regional perspective, the IMF estimates 2017 growth in the Eurozone will be 1.7%, the same as in 2016. Japan’s economy is expected to expand 1.2% in 2017, compared to 1.0% in 2016. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.5% in 2017, versus 4.1% in 2016.

Legg Mason International Low Volatility High Dividend ETF	III

Investment commentary (cont’d)

Market review

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iii took a number of actions to stimulate growth and ward off deflation. In December 2015, before the reporting period began, the ECB extended its €60 billion-per-month bond buying program until at least March 2017. In March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion-per-month. It also lowered its deposit rate to -0.4% and its main interest rate to 0%. Finally, in December 2016 — the ECB again extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB will purchase €60 billion-per-month of bonds. Looking at other developed countries, in the aftermath of the June 2016 U.K. referendum to leave the European Union (“Brexit”), the Bank of Englandiv lowered rates in October 2016 from 0.50% to 0.25% — an all-time low. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanv announced that it lowered the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinavi kept rates steady at 4.35%.

Q. How did the international stock market perform during the reporting period?

A. International equities rallied sharply during the reporting period. Developed market equities, as measured by the MSCI EAFE

Indexvii, declined during the first month of the period as investor sentiment was negatively impacted by uncertainties surrounding the elections in the U.S. and overall modest growth. The MSCI EAFE Index then moved higher over the last five months of the period, returning 11.47% for the six months ended April 30, 2017. This reversal was driven by improving investor demand, continued monetary policy accommodation and less concern over U.S. protectionism trade policies. Emerging market equities were largely flat during the first month of the reporting period and then rallied sharply. All told, the MSCI Emerging Markets Indexviii generated an 8.88% return over the reporting period.

Performance review

For the six months ended April 30, 2017, Legg Mason International Low Volatility High Dividend ETF generated a 11.42% return on a net asset value (“NAV”)ix basis and 12.31% based on its market pricex per share.

The performance table shows the Fund’s total return for the six months ended April 30, 2017 based on its NAV and market price as of April 30, 2017. The Fund seeks to track the investment results of an index composed of publicly traded equity securities of developed markets outside of the United States with relatively high yield and low price and earnings volatility while mitigating exposure to fluctuations between the values of the U.S. dollar and other international currencies, the QS International Low Volatility High Dividend Hedged Indexxi, which returned 11.57% for the same period. The Fund’s broad market index, the MSCI World ex-US IMI Indexxii, returned 11.99% over the same time frame. The Lipper International Multi-Cap Core Funds Category

IV	Legg Mason International Low Volatility High Dividend ETF

Average1 returned 10.89% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2017 (unaudited)
6 months
Legg Mason International Low Volatility High Dividend ETF:
$27.50 (NAV)	11.42%*†
$27.67 (Market Price)	12.31%*‡
QS International Low Volatility High Dividend Hedged Index	11.57%
MSCI World ex-US IMI Index	11.99%
Lipper International Multi-Cap Core Funds Category Average	10.89%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns shown are based upon the National Best Bid and Offer (“NBBO”)xiii at 4:00 p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2017, the gross total annual fund operating expense ratio for the Fund was 0.41%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “LVHI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 457 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Legg Mason International Low Volatility High Dividend ETF	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

RISKS: The Fund is newly organized, with a limited history of operations. Equity securities are subject to market and price fluctuations. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. Currency investing contains heightened risks that include market, political, regulatory, and national conditions, and may not be suitable for all investors. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of future performance.

VI	Legg Mason International Low Volatility High Dividend ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

iv	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

[v]

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

vi	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

ix	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

[x]	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

xi

The QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”) is composed of equity securities in developed markets outside of the United States across a range of market capitalizations that are included in the MSCI World ex-US IMI Index. Stocks in the Underlying Index must have demonstrated profitability over the last four fiscal quarters as a whole. Only stocks that have paid or are anticipated to pay a dividend are included in the Underlying Index. The methodology calculates a composite “stable yield” score, with the yield of stocks with relatively high price volatility and earnings volatility and from countries with relatively high interest rates adjusted downward and the yield of stocks with relatively low price volatility and earnings volatility and from countries with relatively low interest rates adjusted upward. The Underlying Index will also take into account foreign withholding taxes on dividend payments to minimize their impact on distribution yield. The Underlying Index weights are calculated to maximize its stable yield score subject to concentration limits, liquidity requirements and turnover restraints. QS anticipates that the number of component securities in the Underlying Index will range from 50 to 200 but this number may vary due to market conditions. The Underlying Index’s components are reconstituted annually and rebalanced quarterly. As of December 31, 2016, the Underlying Index consisted of securities from the following 20 countries: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, utilities and consumer discretionary companies. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

xii	MSCI World ex-US IMI Index captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries — excluding the United States.

xiii	The National Best Bid and Offer (“NBBO”) is the best (lowest) available ask price and the best (highest) available bid price to investors when they buy and sell securities.

Legg Mason International Low Volatility High Dividend ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2017 and October 31, 2016 and does not include derivatives such as futures contracts and forward foreign currency contracts. The composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six months ended April 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
11.42%	$1,000.00	$1,114.20	0.40%	$2.10	5.00%	$1,000.00	$1,022.81	0.40%	$2.01

[1]	For the six months ended April 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2017

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 12.8%
Auto Components — 0.5%
Bridgestone Corp.	1,600	$66,713
Automobiles — 7.1%
Bayerische Motoren Werke AG	3,380	322,713
Daimler AG, Registered Shares	4,389	327,016
Toyota Motor Corp.	5,200	281,516
Total Automobiles		931,245
Household Durables — 1.3%
Berkeley Group Holdings PLC	469	19,791
Persimmon PLC	5,185	156,473
Total Household Durables		176,264
Media — 2.8%
Eutelsat Communications SA	3,445	81,545
Metropole Television SA	457	10,411
Sky PLC	21,364	274,493
Total Media		366,449
Multiline Retail — 0.3%
Harvey Norman Holdings Ltd.	12,156	38,139
Specialty Retail — 0.4%
Aoyama Trading Co., Ltd.	800	28,563
Automotive Holdings Group Ltd.	4,229	11,812
Luk Fook Holdings International Ltd.	2,000	7,315
Matas A/S	629	9,718
Total Specialty Retail		57,408
Textiles, Apparel & Luxury Goods — 0.4%
Li & Fung Ltd.	142,000	59,514
Total Consumer Discretionary		1,695,732
Consumer Staples — 8.7%
Food & Staples Retailing — 0.3%
Axfood AB	2,132	33,843
Personal Products — 2.6%
Unilever PLC	6,647	341,957
Tobacco — 5.8%
British American Tobacco PLC	5,146	347,585
Japan Tobacco Inc.	9,700	322,478
Swedish Match AB	2,984	98,441
Total Tobacco		768,504
Total Consumer Staples		1,144,304

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
Energy — 4.2%
Energy Equipment & Services — 0.1%
Ocean Yield ASA	905	$6,798
Oil, Gas & Consumable Fuels — 4.1%
Enagas SA	9,643	253,674
Gaztransport Et Technigaz SA	284	10,602
Paz Oil Co., Ltd.	96	15,660
Snam SpA	59,436	262,730
Total Oil, Gas & Consumable Fuels		542,666
Total Energy		549,464
Financials — 19.2%
Banks — 11.9%
Banque Cantonale Vaudoise, Registered Shares	17	12,319
Commonwealth Bank of Australia	3,788	247,906
National Australia Bank Ltd.	13,023	331,555
National Bank of Canada	601	23,357
Nordea Bank AB	26,178	322,152
Oversea-Chinese Banking Corp., Ltd.	27,500	192,893
Swedbank AB, Class A Shares	10,509	249,042
United Overseas Bank Ltd.	12,100	188,799
Total Banks		1,568,023
Capital Markets — 0.2%
IGM Financial Inc.	1,004	30,163
Consumer Finance — 0.2%
Cembra Money Bank AG	328	27,987	*
Insurance — 6.9%
Baloise Holding AG, Registered Shares	737	108,069
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	1,695	324,867
Power Financial Corp.	1,801	45,769
Sampo OYJ, Class A Shares	3,236	155,064
Swiss Re AG	3,197	278,251
Total Insurance		912,020
Total Financials		2,538,193
Health Care — 5.1%
Pharmaceuticals — 5.1%
Novartis AG, Registered Shares	4,205	323,510
Roche Holding AG	1,320	345,323
Total Health Care		668,833

See Notes to Financial Statements.

4	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
Industrials — 14.3%
Aerospace & Defense — 2.2%
BAE Systems PLC	35,624	$289,299
Air Freight & Logistics — 0.3%
bpost SA	1,784	42,753
Airlines — 2.5%
Air New Zealand Ltd.	5,881	10,296
Japan Airlines Co., Ltd.	8,800	277,874
Singapore Airlines Ltd.	6,100	44,752
Total Airlines		332,922
Construction & Engineering — 1.3%
Carillion PLC	12,419	35,789
Galliford Try PLC	877	16,357
Skanska AB, Class B Shares	5,089	121,748
Total Construction & Engineering		173,894
Industrial Conglomerates — 0.8%
Keppel Corp., Ltd.	19,300	89,928
NWS Holdings Ltd.	6,000	11,278
Total Industrial Conglomerates		101,206
Machinery — 1.5%
Kone OYJ, Class B Shares	3,605	165,167
Yangzijiang Shipbuilding Holdings Ltd.	46,400	38,192
Total Machinery		203,359
Marine — 1.1%
Kuehne & Nagel International AG, Registered Shares	937	141,633
Road & Rail — 1.3%
ComfortDelGro Corp., Ltd.	40,000	78,445
MTR Corp. Ltd.	17,000	97,913
Total Road & Rail		176,358
Trading Companies & Distributors — 1.8%
Marubeni Corp.	38,500	237,061
Transportation Infrastructure — 1.5%
Abertis Infraestructuras SA	10,856	190,981
Total Industrials		1,889,466
Information Technology — 0.8%
Communications Equipment — 0.2%
VTech Holdings Ltd.	2,100	26,607
Electronic Equipment, Instruments & Components — 0.2%
Venture Corp., Ltd.	2,900	25,323

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
IT Services — 0.2%
NEC Networks & System Integration Corp.	400	$8,357
Tieto OYJ	696	21,842
Total IT Services		30,199
Technology Hardware, Storage & Peripherals — 0.2%
Neopost SA	484	19,628
Total Information Technology		101,757
Materials — 1.8%
Construction Materials — 0.3%
CSR Ltd.	12,283	45,068
Paper & Forest Products — 1.5%
Navigator Co. SA	3,464	14,663
UPM-Kymmene OYJ	6,843	180,612
Total Paper & Forest Products		195,275
Total Materials		240,343
Real Estate — 5.4%
Equity Real Estate Investment Trusts (REITs) — 4.6%
Ascendas Real Estate Investment Trust	49,300	90,332
CapitaLand Commercial Trust	40,000	46,523
CapitaLand Mall Trust	39,200	55,273
Charter Hall Retail REIT	5,015	16,786
Cominar Real Estate Investment Trust	1,800	18,659
Cromwell Property Group	11,319	8,221
Daiwa House REIT Investment Corp.	9	22,751
Dream Global Real Estate Investment Trust	1,004	7,282
H&R Real Estate Investment Trust	2,201	37,343
Heiwa Real Estate REIT Inc.	12	9,085
Invesco Office J-REIT Inc.	21	18,499
Japan Rental Housing Investments Inc.	21	15,090
Keppel DC REIT	10,348	9,184
Keppel REIT	22,400	16,995
Mapletree Greater China Commercial Trust	25,200	19,299
Mapletree Industrial Trust	12,000	15,374
Mapletree Logistics Trust	15,300	12,374
Mercialys SA	700	13,638
NIPPON REIT Investment Corp.	5	12,841
Northview Apartment Real Estate Investment Trust	533	8,883
Pure Industrial Real Estate Trust	2,401	11,486
RioCan Real Estate Investment Trust	2,600	49,389
Smart Real Estate Investment Trust	1,000	23,706

See Notes to Financial Statements.

6	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

Legg Mason International Low Volatility High Dividend ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Suntec Real Estate Investment Trust	20,900	$26,477
Wereldhave NV	821	37,812
Total Equity Real Estate Investment Trusts (REITs)		603,302
Real Estate Management & Development — 0.8%
Swire Pacific Ltd., Class A Shares	4,500	43,332
Swiss Prime Site AG, Registered Shares	757	65,619	*
Total Real Estate Management & Development		108,951
Total Real Estate		712,253
Telecommunication Services — 12.5%
Diversified Telecommunication Services — 11.9%
BCE Inc.	6,199	282,237
Elisa OYJ	2,121	72,246
HKT Trust and HKT Ltd.	117,000	149,515
Proximus SA	2,901	88,750
Singapore Telecommunications Ltd.	94,800	253,768
Swisscom AG, Registered Shares	724	315,795
Telstra Corp., Ltd.	79,282	250,526
TELUS Corp.	4,799	159,680
Total Diversified Telecommunication Services		1,572,517
Wireless Telecommunication Services — 0.6%
Freenet AG	1,672	52,472
M1 Ltd.	7,600	11,804
SmarTone Telecommunications Holdings Ltd.	6,000	8,408
Total Wireless Telecommunication Services		72,684
Total Telecommunication Services		1,645,201
Utilities — 15.0%
Electric Utilities — 9.3%
Emera Inc.	3,000	103,843
Endesa SA	10,535	248,278
Energias de Portugal SA	25,980	85,749
Iberdrola SA	49,488	355,896
Red Electrica Corporacion SA	13,492	263,073
Terna-Rete Elettrica Nazionale SpA	33,115	167,014
Total Electric Utilities		1,223,853
Gas Utilities — 1.0%
Gas Natural SDG SA	6,051	136,837
Multi-Utilities — 2.7%
National Grid PLC	26,821	347,385
REN - Redes Energeticas Nacionais SGPS SA	2,717	7,988
Total Multi-Utilities		355,373

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason International Low Volatility High Dividend ETF

Security		Shares	Value
Water Utilities — 2.0%
Pennon Group PLC		5,471	$60,727
Severn Trent PLC		3,396	102,265
United Utilities Group PLC		8,632	108,839
Total Water Utilities			271,831
Total Utilities			1,987,894
Total Common Stocks (Cost — $12,466,591)			13,173,440
Preferred Stocks — 0.2%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Bayerische Motoren Werke AG		272	22,364
Total Investments before Short-Term Investments (Cost — $12,486,734)			13,195,804

	Rate
Short-Term Investments — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $20,220)	0.679%	20,220	20,220
Total Investments — 100.1% (Cost — $12,506,954#)			13,216,024
Liabilities in Excess of Other Assets — (0.1)%			(16,735)
Total Net Assets — 100.0%			$13,199,289

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
REIT — Real Estate Investment Trust

Summary of Investments by Country**
United Kingdom	15.9%
Switzerland	12.2
Spain	11.0
Japan	9.8
Singapore	9.2
Germany	7.9
Australia	7.2
Sweden	6.2
Canada	6.1
Finland	4.5
Italy	3.2
Hong Kong	3.1
France	1.0

See Notes to Financial Statements.

8	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

Legg Mason International Low Volatility High Dividend ETF

Summary of Investments by Country** (cont’d)
Belgium	1.0%
Portugal	0.8
Netherlands	0.3
Israel	0.1
New Zealand	0.1
Denmark	0.1
Norway	0.1
Short-Term Investments	0.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2017 and are subject to change.

At April 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	1	6/17	$87,538	$91,190	$3,652

At April 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,595,038	CHF	1,599,056	Bank of New York	5/9/17	$(12,621)
USD	3,845,253	EUR	3,603,741	Bank of New York	5/9/17	(81,444)
USD	1,283,511	JPY	142,186,726	Bank of New York	5/9/17	7,677
USD	970,614	AUD	1,285,941	UBS AG	5/9/17	7,830
USD	802,518	CAD	1,075,932	UBS AG	5/9/17	14,227
USD	2,026,132	GBP	1,620,224	UBS AG	5/9/17	(72,742)
USD	415,957	HKD	3,229,859	UBS AG	5/9/17	667
USD	776,668	SEK	6,982,552	UBS AG	5/9/17	(11,911)
USD	1,221,569	SGD	1,711,776	UBS AG	5/9/17	(3,720)
Total						$(152,037)

Abbreviations used in this table:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	—Singapore Dollar
USD	— United States Dollar

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2017

Assets:
Investments, at value (Cost — $12,506,954)	$13,216,024
Foreign currency, at value (Cost — $52,177)	52,635
Dividends and interest receivable	75,292
Unrealized appreciation on forward foreign currency contracts	30,401
Deposits with brokers for open futures contracts	8,019
Receivable from broker — variation margin on open futures contracts	3,655
Total Assets	13,386,026

Liabilities:
Unrealized depreciation on forward foreign currency contracts	182,438
Investment management fee payable	4,299
Total Liabilities	186,737
Total Net Assets	$13,199,289

Net Assets:
Par value (Note 5)	$5
Paid-in capital in excess of par value	12,530,027
Undistributed net investment income	69,992
Accumulated net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	37,687
Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currencies	561,578
Total Net Assets	$13,199,289

Shares Outstanding	480,000

Net Asset Value	$27.50

See Notes to Financial Statements.

10	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

Statement of operations (unaudited)

For Six Months Ended April 30, 2017

Investment Income:
Dividends	$245,665
Interest	133
Less: Foreign taxes withheld	(28,172)
Total Investment Income	217,626

Expenses:
Investment management fee (Note 2)	14,747
Total Expenses	14,747
Net Investment Income	202,879

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	47,155
Futures contracts	1,639
Forward foreign currency contracts	42,625
Foreign currency transactions	(1,005)
Net Realized Gain	90,414
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	763,944
Futures contracts	3,652
Forward foreign currency contracts	(208,985)
Foreign currencies	1,042
Change in Net Unrealized Appreciation (Depreciation)	559,653
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	650,067
Increase in Net Assets From Operations	$852,946

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2017 (unaudited) and the Period Ended October 31, 2016	2017	2016†

Operations:
Net investment income	$202,879	$20,311
Net realized gain	90,414	728
Change in net unrealized appreciation (depreciation)	559,653	1,925
Increase in Net Assets From Operations	852,946	22,964

Distributions to Shareholders From (Note 1):
Net investment income	(139,000)	(14,000)
Net realized gains	(53,653)	—
Decrease in Net Assets From Distributions to Shareholders	(192,653)	(14,000)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (360,000 and 120,000 shares issued, respectively)	9,509,023	3,021,009
Increase in Net Assets From Fund Share Transactions	9,509,023	3,021,009
Increase in Net Assets	10,169,316	3,029,973

Net Assets:
Beginning of period	3,029,973	—
End of period*	$13,199,289	$3,029,973
*Includes undistributed net investment income of:	$69,992	$6,113

†	For the period July 27, 2016 (inception date) to October 31, 2016.

See Notes to Financial Statements.

12	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2017[1,2]	2016[1,3]

Net asset value, beginning of period	$25.25	$25.18

Income from operations:
Net investment income	0.72	0.17
Net realized and unrealized gain	2.13	0.02
Total income from operations	2.85	0.19

Less distributions from:
Net investment income	(0.38)	(0.12)
Net realized gains	(0.22)	—
Total distributions	(0.60)	(0.12)

Net asset value, end of period	$27.50	$25.25
Total return, at NAV[4]	11.42%	0.75%

Net assets, end of period (000s)	$13,199	$3,030

Ratios to average net assets:
Gross expenses[5]	0.40%	0.40%
Net expenses[5]	0.40	0.40
Net investment income[5]	5.50	2.57

Portfolio turnover rate[6]	29%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period July 27, 2016 (inception date) to October 31, 2016.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	13

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”) (formerly Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Bats BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

14	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$13,173,440	—	—	$13,173,440
Preferred stocks	22,364	—	—	22,364
Total long-term investments	13,195,804	—	—	13,195,804
Short-term investments†	20,220	—	—	20,220
Total investments	$13,216,024	—	—	$13,216,024
Other financial instruments:
Futures contracts	$3,652	—	—	$3,652
Forward foreign currency contracts	—	$30,401	—	30,401
Total other financial instruments	$3,652	$30,401	—	$34,053
Total	$13,219,676	$30,401	—	$13,250,077

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$182,438	—	$182,438

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2017, securities valued at $8,548,813 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Futures contracts. The Fund uses futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes.

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset

18	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

As of April 30, 2017, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $182,438. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments

20	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund under what is a unitary fee structure. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$2,241,601
Sales	2,086,542

During the six months ended April 30, 2017, in-kind transactions (see Note 5) were as follows:

Contributions	$9,274,234
Redemptions	—

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$823,439
Gross unrealized depreciation	(114,369)
Net unrealized appreciation	$709,070

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2017.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$3,652	$3,652
Forward foreign currency contracts	$30,401	—	30,401
Total	$30,401	$3,652	$34,053

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$182,438

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$1,639	$1,639
Forward foreign currency contracts	$42,625	—	42,625
Total	$42,625	$1,639	$44,264

22	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$3,652	$3,652
Forward foreign currency contracts	$(208,985)	—	(208,985)
Total	$(208,985)	$3,652	$(205,333)

During the six months ended April 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$25,756
Forward foreign currency contracts (to buy)	7,242,745

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$3,655	–	$3,655
Forward foreign currency contracts	30,401	–	30,401
Total	$34,056	–	$34,056

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$182,438	–	$182,438

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Fund share transactions

At April 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 120,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

6. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

24	Legg Mason International Low Volatility High Dividend ETF 2017 Semi-Annual Report

Legg Mason

International Low Volatility High Dividend ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson
Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason International Low Volatility High Dividend ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason International Low Volatility High Dividend ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason International Low Volatility High Dividend ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI World ex-US IMI Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Legg Mason International Low Volatility High Dividend ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, noninfringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF377677 6/17 SR17-3088

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 26, 2017